Description of the Plan - Distributions & Notes Receivable from Participants (Details) - EBP 025	12 Months Ended
Dec. 31, 2025 item
Description of the Plan
Threshold participant age for withdrawal	59 years 6 months
Number of notes receivable per calendar year	1
Maximum number of notes receivable outstanding at any one time	4
Minimum
Description of the Plan
General notes receivable term	1 year
Maximum
Description of the Plan
General notes receivable term	10 years
Notes receivable taken for primary residence term	10 years